Introduction, basis of presentation of the consolidated financial statements and other information (Details 6) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Equity Reconciliation [Abstract]
Equity before IFRS 9 adjustments - 12/31/2017	R$ 87,087,601
Allowance for loan losses	(2,149,051)
Provision for contingent liabilities	(674,513)
Re-measurement of assets arising from the new categories	17,806
Others	237,867
Deferred tax	1,026,066
Equity after IFRS 9 adjustments - 01/01/2018	R$ 85,545,776